FT Vest Total Return Income Fund: Series B4

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.5%
	COMMUNICATIONS — 11.0%
11,989	Alphabet, Inc. - Class A1	$3,447,557
9,583	Alphabet, Inc. - Class C1	2,748,979
18,705	AT&T, Inc.[1]	542,258
143	Booking Holdings, Inc.[1]	602,076
6,566	Comcast Corp. - Class A1	188,510
5,194	Meta Platforms, Inc. - Class A1	2,971,643
10,103	Netflix, Inc.*,[1]	971,403
7,345	Uber Technologies, Inc.*,[1]	528,326
11,125	Verizon Communications, Inc.[1]	558,475
4,257	Walt Disney Co.[1]	410,290
		12,969,517
	CONSUMER DISCRETIONARY — 9.0%
23,003	Amazon.com, Inc.*,[1]	4,790,835
2,354	Home Depot, Inc.[1]	774,207
1,327	Lowe's Cos., Inc.[1]	313,543
3,156	McDonald's Corp.[1]	980,853
9,783	NIKE, Inc. - Class B1	516,738
5,040	Starbucks Corp.[1]	451,534
6,477	Tesla, Inc.*,[1]	2,407,825
2,631	TJX Cos., Inc.[1]	420,171
		10,655,706
	CONSUMER STAPLES — 5.2%
4,706	Altria Group, Inc.[1]	310,549
10,851	Coca-Cola Co.[1]	825,219
2,208	Colgate-Palmolive Co.[1]	188,188
1,091	Costco Wholesale Corp.[1]	1,087,105
3,616	Mondelez International, Inc. - Class A1	208,426
3,833	PepsiCo, Inc.[1]	595,227
4,363	Philip Morris International, Inc.[1]	721,378
6,403	Procter & Gamble Co.[1]	924,849
10,785	Walmart, Inc.[1]	1,340,360
		6,201,301
	ENERGY — 4.1%
7,217	Chevron Corp.[1]	1,493,197
4,712	ConocoPhillips[1]	621,984
16,080	Exxon Mobil Corp.[1]	2,728,133
		4,843,314
	FINANCIALS — 12.5%
1,649	American Express Co.[1]	498,789
16,275	Bank of America Corp.[1]	793,406

FT Vest Total Return Income Fund: Series B4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
5,629	Berkshire Hathaway, Inc. - Class B*,[1]	$2,697,417
443	BlackRock, Inc.[1]	426,038
5,126	Charles Schwab Corp.[1]	481,741
6,988	Chubb Ltd.[1]	2,277,599
4,334	Citigroup, Inc.[1]	491,519
921	Goldman Sachs Group, Inc.[1]	779,157
6,595	JPMorgan Chase & Co.[1]	1,939,985
2,517	Mastercard, Inc. - Class A1	1,257,644
3,708	Morgan Stanley[1]	610,226
2,872	PayPal Holdings, Inc.[1]	129,901
3,765	U.S. Bancorp[1]	195,818
5,181	Visa, Inc. - Class A1	1,565,905
7,605	Wells Fargo & Co.[1]	605,434
		14,750,579
	HEALTH CARE — 9.2%
7,624	Abbott Laboratories[1]	782,756
4,276	AbbVie, Inc.[1]	929,987
1,302	Amgen, Inc.[1]	458,109
4,925	Bristol-Myers Squibb Co.[1]	298,701
5,566	CVS Health Corp.[1]	399,750
1,521	Danaher Corp.[1]	288,382
974	Elevance Health, Inc.[1]	285,139
1,921	Eli Lilly & Co.[1]	1,766,878
3,002	Gilead Sciences, Inc.[1]	418,389
1,555	Intuitive Surgical, Inc.*,[1]	716,839
5,828	Johnson & Johnson[1]	1,424,596
5,624	Medtronic PLC[1]	487,320
6,005	Merck & Co., Inc.[1]	722,341
13,756	Pfizer, Inc.[1]	386,268
909	Thermo Fisher Scientific, Inc.[1]	446,801
3,972	UnitedHealth Group, Inc.[1]	1,074,784
		10,887,040
	INDUSTRIALS — 8.5%
2,367	3M Co.[1]	343,759
3,489	Boeing Co.*,[1]	694,416
2,086	Caterpillar, Inc.[1]	1,477,847
1,120	Deere & Co.[1]	630,896
1,730	Eaton Corp. PLC[1]	618,769
2,502	Emerson Electric Co.[1]	327,812
767	FedEx Corp.[1]	273,190
4,700	General Electric Co. DBA GE Aerospace[1]	1,333,719

FT Vest Total Return Income Fund: Series B4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,829	Honeywell International, Inc.[1]	$639,439
907	Lockheed Martin Corp.[1]	548,182
5,973	RTX Corp.[1]	1,152,192
2,097	Union Pacific Corp.[1]	508,774
2,613	United Parcel Service, Inc. - Class B1	257,067
5,366	Waste Management, Inc.[1]	1,233,053
		10,039,115
	MATERIALS — 2.3%
5,462	Linde PLC[1]	2,707,841
	REAL ESTATE — 1.4%
9,647	American Tower Corp., REIT[1]	1,664,879
	TECHNOLOGY — 31.7%
2,008	Accenture PLC[1]	398,166
1,356	Adobe, Inc.*,[1]	329,617
3,905	Advanced Micro Devices, Inc.*,[1]	794,394
30,451	Apple, Inc.[1]	7,728,159
1,911	Applied Materials, Inc.[1]	653,161
11,328	Broadcom, Inc.[1]	3,506,129
32,997	Cisco Systems, Inc.[1]	2,560,237
10,756	Intel Corp.*,[1]	474,662
3,027	International Business Machines Corp.[1]	733,715
903	Intuit, Inc.[1]	390,439
3,013	Lam Research Corp.[1]	643,758
2,693	Micron Technology, Inc.[1]	909,803
15,316	Microsoft Corp.[1]	5,669,524
50,076	NVIDIA Corp.[1]	8,733,254
5,447	Oracle Corp.[1]	801,308
7,399	Palantir Technologies, Inc. - Class A*,[1]	1,082,326
2,569	QUALCOMM, Inc.[1]	330,836
951	S&P Global, Inc.[1]	404,498
3,083	Salesforce, Inc.[1]	575,504
3,360	ServiceNow, Inc.*,[1]	351,288
2,179	Texas Instruments, Inc.[1]	423,031
		37,493,809
	UTILITIES — 2.6%
6,000	Duke Energy Corp.[1]	785,640

FT Vest Total Return Income Fund: Series B4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
16,068	NextEra Energy, Inc.[1]	$1,492,396
8,496	Southern Co.[1]	820,034
		3,098,070
	TOTAL COMMON STOCKS
	(Cost $118,296,266)	115,311,171

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 18.4%
	CALL OPTIONS — 3.3%
	S&P 500 Index
97	Exercise Price: $7,500.01, Notional Amount: $72,750,097, Expiration Date: January 28, 2028*	3,921,555
	TOTAL CALL OPTIONS
	(Cost $5,769,007)	3,921,555
	PUT OPTIONS — 15.1%
	S&P 500 Index
97	Exercise Price: $6,500.01, Notional Amount: $63,050,097, Expiration Date: January 28, 2028*	5,335,067
179	Exercise Price: $6,915.61, Notional Amount: $123,789,419, Expiration Date: January 28, 2028*	12,494,379
	S&P 500 Mini Index
11	Exercise Price: $691.56, Notional Amount: $760,716, Expiration Date: January 28, 2028*	76,785
	TOTAL PUT OPTIONS
	(Cost $13,768,342)	17,906,231
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $19,537,349)	21,827,786

Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
2,162,287	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2]	2,162,287
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,162,287)	2,162,287
	TOTAL INVESTMENTS — 117.7%
	(Cost $139,995,902)	139,301,244
	Liabilities in Excess of Other Assets — (17.7)%	(20,976,547)
	TOTAL NET ASSETS — 100.0%	$118,324,697

FT Vest Total Return Income Fund: Series B4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (16.1)%
	CALL OPTIONS — (8.3)%
	3M Co.
(6)	Exercise Price: $144.00, Notional Amount: $(86,400), Expiration Date: April 2, 2026*	$(1,260)
	Abbott Laboratories
(18)	Exercise Price: $105.00, Notional Amount: $(189,000), Expiration Date: April 2, 2026*	(324)
	AbbVie, Inc.
(10)	Exercise Price: $210.00, Notional Amount: $(210,000), Expiration Date: April 2, 2026*	(8,000)
	Accenture PLC
(5)	Exercise Price: $192.50, Notional Amount: $(96,250), Expiration Date: April 2, 2026*	(2,900)
	Adobe, Inc.
(3)	Exercise Price: $235.00, Notional Amount: $(70,500), Expiration Date: April 2, 2026*	(2,655)
	Advanced Micro Devices, Inc.
(9)	Exercise Price: $202.50, Notional Amount: $(182,250), Expiration Date: April 2, 2026*	(3,623)
	Alphabet, Inc. - Class A
(28)	Exercise Price: $275.00, Notional Amount: $(770,000), Expiration Date: April 2, 2026*	(36,120)
	Alphabet, Inc. - Class C
(23)	Exercise Price: $275.00, Notional Amount: $(632,500), Expiration Date: April 2, 2026*	(27,887)
	Altria Group, Inc.
(11)	Exercise Price: $66.00, Notional Amount: $(72,600), Expiration Date: April 2, 2026*	(550)
	Amazon.com, Inc.
(55)	Exercise Price: $200.00, Notional Amount: $(1,100,000), Expiration Date: April 2, 2026*	(46,612)
	American Express Co.
(4)	Exercise Price: $292.50, Notional Amount: $(117,000), Expiration Date: April 2, 2026*	(4,220)
	Amgen, Inc.
(3)	Exercise Price: $350.00, Notional Amount: $(105,000), Expiration Date: April 2, 2026*	(1,493)
	Apple, Inc.
(72)	Exercise Price: $247.50, Notional Amount: $(1,782,000), Expiration Date: April 2, 2026*	(49,320)
	Applied Materials, Inc.
(5)	Exercise Price: $335.00, Notional Amount: $(167,500), Expiration Date: April 2, 2026*	(5,087)

FT Vest Total Return Income Fund: Series B4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	AT&T, Inc.
(44)	Exercise Price: $29.00, Notional Amount: $(127,600), Expiration Date: April 2, 2026*	$(1,034)
	Bank of America Corp.
(39)	Exercise Price: $47.00, Notional Amount: $(183,300), Expiration Date: April 2, 2026*	(7,156)
	Berkshire Hathaway, Inc. - Class B
(13)	Exercise Price: $470.00, Notional Amount: $(611,000), Expiration Date: April 2, 2026*	(13,227)
	BlackRock, Inc.
(1)	Exercise Price: $935.00, Notional Amount: $(93,500), Expiration Date: April 2, 2026*	(3,055)
	Boeing Co.
(8)	Exercise Price: $190.00, Notional Amount: $(152,000), Expiration Date: April 2, 2026*	(7,340)
	Bristol-Myers Squibb Co.
(12)	Exercise Price: $59.00, Notional Amount: $(70,800), Expiration Date: April 2, 2026*	(1,938)
	Broadcom, Inc.
(27)	Exercise Price: $300.00, Notional Amount: $(810,000), Expiration Date: April 2, 2026*	(30,105)
	Caterpillar, Inc.
(5)	Exercise Price: $695.00, Notional Amount: $(347,500), Expiration Date: April 2, 2026*	(9,387)
	Charles Schwab Corp.
(12)	Exercise Price: $92.00, Notional Amount: $(110,400), Expiration Date: April 2, 2026*	(2,778)
	Chevron Corp.
(17)	Exercise Price: $212.50, Notional Amount: $(361,250), Expiration Date: April 2, 2026*	(910)
	Cisco Systems, Inc.
(78)	Exercise Price: $80.00, Notional Amount: $(624,000), Expiration Date: April 2, 2026*	(507)
	Citigroup, Inc.
(10)	Exercise Price: $108.00, Notional Amount: $(108,000), Expiration Date: April 2, 2026*	(5,600)
	Coca-Cola Co.
(26)	Exercise Price: $76.00, Notional Amount: $(197,600), Expiration Date: April 2, 2026*	(1,534)
	Colgate-Palmolive Co.
(5)	Exercise Price: $84.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(838)

FT Vest Total Return Income Fund: Series B4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	ConocoPhillips
(11)	Exercise Price: $134.00, Notional Amount: $(147,400), Expiration Date: April 2, 2026*	$(1,133)
	Costco Wholesale Corp.
(3)	Exercise Price: $980.00, Notional Amount: $(294,000), Expiration Date: April 2, 2026*	(5,550)
	CVS Health Corp.
(13)	Exercise Price: $70.00, Notional Amount: $(91,000), Expiration Date: April 2, 2026*	(2,938)
	Danaher Corp.
(4)	Exercise Price: $182.50, Notional Amount: $(73,000), Expiration Date: April 2, 2026*	(2,960)
	Deere & Co.
(3)	Exercise Price: $565.00, Notional Amount: $(169,500), Expiration Date: April 2, 2026*	(1,905)
	Eaton Corp. PLC
(4)	Exercise Price: $357.50, Notional Amount: $(143,000), Expiration Date: April 2, 2026*	(2,120)
	Eli Lilly & Co.
(5)	Exercise Price: $880.00, Notional Amount: $(440,000), Expiration Date: April 2, 2026*	(20,750)
	Emerson Electric Co.
(6)	Exercise Price: $126.00, Notional Amount: $(75,600), Expiration Date: April 2, 2026*	(2,940)
	Exxon Mobil Corp.
(38)	Exercise Price: $170.00, Notional Amount: $(646,000), Expiration Date: April 2, 2026*	(7,372)
	FedEx Corp.
(2)	Exercise Price: $345.00, Notional Amount: $(69,000), Expiration Date: April 2, 2026*	(2,475)
	General Electric Co. DBA GE Aerospace
(11)	Exercise Price: $285.00, Notional Amount: $(313,500), Expiration Date: April 2, 2026*	(3,223)
	Gilead Sciences, Inc.
(7)	Exercise Price: $135.00, Notional Amount: $(94,500), Expiration Date: April 2, 2026*	(3,063)
	Goldman Sachs Group, Inc.
(2)	Exercise Price: $800.00, Notional Amount: $(160,000), Expiration Date: April 2, 2026*	(9,105)
	Home Depot, Inc.
(6)	Exercise Price: $322.50, Notional Amount: $(193,500), Expiration Date: April 2, 2026*	(4,380)

FT Vest Total Return Income Fund: Series B4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Honeywell International, Inc.
(7)	Exercise Price: $222.50, Notional Amount: $(155,750), Expiration Date: April 2, 2026*	$(3,045)
	Intel Corp.
(25)	Exercise Price: $43.00, Notional Amount: $(107,500), Expiration Date: April 2, 2026*	(4,012)
	International Business Machines Corp.
(7)	Exercise Price: $235.00, Notional Amount: $(164,500), Expiration Date: April 2, 2026*	(5,582)
	Intuit, Inc.
(2)	Exercise Price: $415.00, Notional Amount: $(83,000), Expiration Date: April 2, 2026*	(3,860)
	Intuitive Surgical, Inc.
(4)	Exercise Price: $455.00, Notional Amount: $(182,000), Expiration Date: April 2, 2026*	(3,580)
	Johnson & Johnson
(14)	Exercise Price: $240.00, Notional Amount: $(336,000), Expiration Date: April 2, 2026*	(7,175)
	JPMorgan Chase & Co.
(16)	Exercise Price: $282.50, Notional Amount: $(452,000), Expiration Date: April 2, 2026*	(19,320)
	Lam Research Corp.
(7)	Exercise Price: $210.00, Notional Amount: $(147,000), Expiration Date: April 2, 2026*	(5,232)
	Lockheed Martin Corp.
(2)	Exercise Price: $615.00, Notional Amount: $(123,000), Expiration Date: April 2, 2026*	(525)
	Lowe's Cos., Inc.
(3)	Exercise Price: $230.00, Notional Amount: $(69,000), Expiration Date: April 2, 2026*	(2,063)
	Mastercard, Inc. - Class A
(6)	Exercise Price: $485.00, Notional Amount: $(291,000), Expiration Date: April 2, 2026*	(9,765)
	McDonald's Corp.
(7)	Exercise Price: $307.50, Notional Amount: $(215,250), Expiration Date: April 2, 2026*	(3,203)
	Medtronic PLC
(13)	Exercise Price: $87.00, Notional Amount: $(113,100), Expiration Date: April 2, 2026*	(696)
	Merck & Co., Inc.
(14)	Exercise Price: $120.00, Notional Amount: $(168,000), Expiration Date: April 2, 2026*	(1,974)

FT Vest Total Return Income Fund: Series B4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Meta Platforms, Inc. - Class A
(12)	Exercise Price: $525.00, Notional Amount: $(630,000), Expiration Date: April 2, 2026*	$(57,510)
	Micron Technology, Inc.
(6)	Exercise Price: $357.50, Notional Amount: $(214,500), Expiration Date: April 2, 2026*	(1,329)
	Microsoft Corp.
(36)	Exercise Price: $355.00, Notional Amount: $(1,278,000), Expiration Date: April 2, 2026*	(56,790)
	Mondelez International, Inc. - Class A
(9)	Exercise Price: $58.00, Notional Amount: $(52,200), Expiration Date: April 2, 2026*	(428)
	Morgan Stanley
(9)	Exercise Price: $157.50, Notional Amount: $(141,750), Expiration Date: April 2, 2026*	(6,750)
	Netflix, Inc.
(24)	Exercise Price: $93.00, Notional Amount: $(223,200), Expiration Date: April 2, 2026*	(8,220)
	NextEra Energy, Inc.
(38)	Exercise Price: $91.00, Notional Amount: $(345,800), Expiration Date: April 2, 2026*	(8,512)
	NIKE, Inc. - Class B
(23)	Exercise Price: $51.00, Notional Amount: $(117,300), Expiration Date: April 2, 2026*	(7,245)
	NVIDIA Corp.
(119)	Exercise Price: $167.50, Notional Amount: $(1,993,250), Expiration Date: April 2, 2026*	(86,870)
	Oracle Corp.
(13)	Exercise Price: $140.00, Notional Amount: $(182,000), Expiration Date: April 2, 2026*	(10,042)
	Palantir Technologies, Inc. - Class A
(18)	Exercise Price: $143.00, Notional Amount: $(257,400), Expiration Date: April 2, 2026*	(8,235)
	PayPal Holdings, Inc.
(7)	Exercise Price: $44.00, Notional Amount: $(30,800), Expiration Date: April 2, 2026*	(1,019)
	PepsiCo, Inc.
(9)	Exercise Price: $152.50, Notional Amount: $(137,250), Expiration Date: April 2, 2026*	(3,150)
	Pfizer, Inc.
(33)	Exercise Price: $27.00, Notional Amount: $(89,100), Expiration Date: April 2, 2026*	(3,597)

FT Vest Total Return Income Fund: Series B4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Philip Morris International, Inc.
(10)	Exercise Price: $162.50, Notional Amount: $(162,500), Expiration Date: April 2, 2026*	$(3,525)
	Procter & Gamble Co.
(15)	Exercise Price: $143.00, Notional Amount: $(214,500), Expiration Date: April 2, 2026*	(3,143)
	QUALCOMM, Inc.
(6)	Exercise Price: $127.00, Notional Amount: $(76,200), Expiration Date: April 2, 2026*	(1,614)
	RTX Corp.
(14)	Exercise Price: $190.00, Notional Amount: $(266,000), Expiration Date: April 2, 2026*	(6,160)
	S&P 500 Index
(97)	Exercise Price: $6,500.01, Notional Amount: $(63,050,097), Expiration Date: January 28, 2028*	(9,000,535)
	S&P Global, Inc.
(2)	Exercise Price: $405.00, Notional Amount: $(81,000), Expiration Date: April 2, 2026*	(4,510)
	Salesforce, Inc.
(7)	Exercise Price: $180.00, Notional Amount: $(126,000), Expiration Date: April 2, 2026*	(5,162)
	ServiceNow, Inc.
(8)	Exercise Price: $100.00, Notional Amount: $(80,000), Expiration Date: April 2, 2026*	(4,120)
	Southern Co.
(20)	Exercise Price: $96.00, Notional Amount: $(192,000), Expiration Date: April 2, 2026*	(2,000)
	Starbucks Corp.
(12)	Exercise Price: $87.00, Notional Amount: $(104,400), Expiration Date: April 2, 2026*	(3,576)
	Tesla, Inc.
(15)	Exercise Price: $360.00, Notional Amount: $(540,000), Expiration Date: April 2, 2026*	(20,475)
	Texas Instruments, Inc.
(5)	Exercise Price: $190.00, Notional Amount: $(95,000), Expiration Date: April 2, 2026*	(2,613)
	Thermo Fisher Scientific, Inc.
(2)	Exercise Price: $475.00, Notional Amount: $(95,000), Expiration Date: April 2, 2026*	(3,790)
	TJX Cos., Inc.
(6)	Exercise Price: $155.00, Notional Amount: $(93,000), Expiration Date: April 2, 2026*	(2,955)

FT Vest Total Return Income Fund: Series B4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	U.S. Bancorp
(9)	Exercise Price: $51.00, Notional Amount: $(45,900), Expiration Date: April 2, 2026*	$(1,143)
	Uber Technologies, Inc.
(17)	Exercise Price: $69.00, Notional Amount: $(117,300), Expiration Date: April 2, 2026*	(5,610)
	Union Pacific Corp.
(5)	Exercise Price: $240.00, Notional Amount: $(120,000), Expiration Date: April 2, 2026*	(2,125)
	United Parcel Service, Inc. - Class B
(6)	Exercise Price: $95.00, Notional Amount: $(57,000), Expiration Date: April 2, 2026*	(2,067)
	UnitedHealth Group, Inc.
(9)	Exercise Price: $257.50, Notional Amount: $(231,750), Expiration Date: April 2, 2026*	(12,217)
	Verizon Communications, Inc.
(26)	Exercise Price: $50.00, Notional Amount: $(130,000), Expiration Date: April 2, 2026*	(1,287)
	Visa, Inc. - Class A
(12)	Exercise Price: $295.00, Notional Amount: $(354,000), Expiration Date: April 2, 2026*	(9,690)
	Walmart, Inc.
(26)	Exercise Price: $123.00, Notional Amount: $(319,800), Expiration Date: April 2, 2026*	(5,148)
	Walt Disney Co.
(10)	Exercise Price: $92.00, Notional Amount: $(92,000), Expiration Date: April 2, 2026*	(4,175)
	Wells Fargo & Co.
(18)	Exercise Price: $77.00, Notional Amount: $(138,600), Expiration Date: April 2, 2026*	(5,040)
	TOTAL CALL OPTIONS
	(Proceeds $12,093,025)	(9,787,783)
	PUT OPTIONS — (7.8)%
	S&P 500 Index
(97)	Exercise Price: $7,500.01, Notional Amount: $(72,750,097), Expiration Date: January 28, 2028*	(9,263,866)
	TOTAL PUT OPTIONS
	(Proceeds $7,192,521)	(9,263,866)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $19,285,546)	$(19,051,649)

PLC — Public Limited Company

FT Vest Total Return Income Fund: Series B4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $13,782,668, which represents 11.65% of the total net assets of the Fund.
[2] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B4

PORTFOLIO COMPOSITION (Unaudited)

As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$4,212,096	3.5%
Switzerland	2,277,599	1.9%
United States	132,811,549	112.3%
Total Investments	139,301,244	117.7%
Liabilities in Excess of Other Assets	(20,976,547)	(17.7)%
Total Net Assets	$118,324,697	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B4

SUMMARY OF INVESTMENTS (Unaudited)

As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.0%
Consumer Discretionary	9.0%
Consumer Staples	5.2%
Energy	4.1%
Financials	12.5%
Health Care	9.2%
Industrials	8.5%
Materials	2.3%
Real Estate	1.4%
Technology	31.7%
Utilities	2.6%
Total Common Stocks	97.5%
Purchased Options Contracts	18.4%
Short-Term Investments	1.8%
Total Investments	117.7%
Liabilities in Excess of Other Assets	(17.7)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B4

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC Topic 820 - Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Total Return Income Fund: Series B4

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2026 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$115,311,171	$-	$-	$115,311,171
Short-Term Investments	2,162,287	-	-	2,162,287
Total Investments	117,473,458	-	-	117,473,458
Purchased Options Contracts	-	21,827,786	-	21,827,786
Total Investments and Options	$117,473,458	$21,827,786	$-	$139,301,244

Liabilities
Written Options Contracts	$787,248	$18,264,401	$-	$19,051,649
Total Written Options Contracts	$787,248	$18,264,401	$-	$19,051,649

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.